LOAN RECEIVABLE, CURRENT	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
LOAN RECEIVABLE, CURRENT
8
. LOAN RECEIVABLE, CURRENT

The following table sets forth the loan agreement in loan receivable, current balance:

Date	Borrower	Lender	Amount (RMB)	Annual Interest Rate	Repayment Due Date
4/5/2017	Suzhou Zhixinliren Investments Co., Limited (“Suzhou Zhixinliren”)	Ambow Shengying	42,677	0%	4/4/2019

On April 5, 2017, Ambow Shengying entered into an agreement to provide an interest-free loan to Suzhou Zhixinliren in the amount of RMB 42,677, with a maturity of April 4, 2018. On March 7, 2018, Ambow Shengying entered into a supplementary agreement with Suzhou Zhixinliren to extend the term of loan for additional one year. The extended maturity date of the loan is April 4, 2019. Suzhou Zhixinliren is a non-affiliate third party to the Company.

As of December 31, 2017 and 2018, the Company has RMB 42,677 and RMB 42,677 of long-term loan receivable and loan receivable, current from Suzhou Zhixinliren, respectively.

In order to meet the Company’s acquisition fund and working capital needs in US Dollars, on April 5, 2017, the Company entered into an agreement to receive an interest-free loan from Sino Accord Investments Limited (“Sino Accord”) in the amount of US$ 6,000 (equivalent to RMB 41,179). The due date of the loan was April 4, 2018. On March 7, 2018, the Company entered into a supplementary agreement with Sino Accord to extend the term of loan for additional one year. The extended maturity date of the loan is April 4, 2019. Sino Accord is a non-affiliated party to the Company. Through an understanding among the Company, Ambow Shengying, Suzhou Zhixinliren and Sino Accord, the borrowing due to Sino Accord, current at amount of US$ 6,000 is correlated to the loan receivable, current at amount of RMB 42,677. It is the understanding among the parties that when the borrowing from third party, current is repaid, the loan receivable, current will similarly be collected.